INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENT

BNY MELLON HIGH YIELD STRATEGIES FUND
240 Greenwich Street
New York, New York  10286

April 22, 1998
Amended as of June 3, 2019

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286

Ladies and Gentlemen:

BNY Mellon High Yield Strategies Fund, a Massachusetts business trust (the "Fund"), herewith confirms its agreement with you as follows:

The Fund desires to employ its capital by investing and reinvesting the same in investments of the type and in accordance with the limitations specified in its Prospectus as from time to time in effect, copies of which have been or will be submitted to you, and in such manner and to such extent as from time to time may be approved by the Fund's Board of Trustees.  The Fund desires to employ you to act as its investment adviser.

In connection with your serving as investment adviser to the Fund, it is understood that from time to time you will employ or associate with yourself such person or persons as you may believe to be particularly fitted to assist you in the performance of this Agreement.  Such person or persons may be officers or employees of both you and the Fund.  The compensation of such person or persons will be paid by you and no obligation may be incurred on the Fund's behalf in any such respect.

Subject to the supervision and approval of the Fund's Board of Trustees, you will provide investment management of the Fund's portfolio in accordance with the Fund's investment objective, policies and limitations as stated in its Prospectus as from time to time in effect.  In connection therewith, you will obtain and provide investment research and will supervise the Fund's investments and conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets.  You will furnish to the Fund such statistical information, with respect to the investments which the Fund may hold or contemplate purchasing, as the Fund may reasonably request.  The Fund wishes to be informed of important developments materially affecting its portfolio and will expect you, on your own initiative, to furnish to the Fund from time to time such information as you may believe appropriate for this purpose.

Subject to the supervision and approval of the Fund's Board of Trustees, you also will provide administrative services for the Fund, including the following: (i) assist in preparing financial information relating to the Fund for the Fund's periodic reports to shareholders, proxy materials and earnings press releases; (ii) assemble all reports required to be filed by the Fund with the Securities and Exchange Commission on Form N-CEN, or such other form as the Securities and Exchange Commission may substitute for Form N-CEN, and file such completed forms with the Securities and Exchange Commission; (iii) assist in providing to the Fund's independent accountants such information as is necessary with respect to the Fund's Federal, state and local tax returns; (iv) monitor compliance of the Fund's operations with the Investment Company Act of 1940, as amended (the "1940 Act"), and with its investment policies and limitations as currently in effect; (v) arrange for the dissemination to shareholders of the Fund's proxy materials; (vi) negotiate contractual arrangements with the Fund's agents, including custodians, transfer agents, dividend paying agents, independent accountants and printing companies; monitor the performance of such agents pursuant to such arrangements; and make such reports and recommendations to the Board concerning the provision of such services as the Board reasonably requests or as you deem appropriate; (vii) oversee the calculation of the Fund's net asset value and make the Fund's net asset value available for public dissemination; (viii) oversee the maintenance of the Fund's books and records under Rule 31a-1 under the 1940 Act by the Fund's custodians and transfer agent as applicable; (ix) establish the accounting policies of the Fund; establish and monitor the Fund's operating expense budgets; review the Fund's bills and process the payment of bills; (x) assist the Fund in determining the amount of dividends and distributions available to be paid by the Fund to its shareholders; prepare and arrange for the printing of dividend notices to shareholders; and provide the Fund's transfer and dividend disbursing agent and custodians with such information as is required for such parties to effect the payment of dividends and distributions and to implement the Fund's Automatic Dividend Reinvestment Plan, and (xi) if requested by the Board, arrange for persons to serve as Fund officers.

In addition, you will supply office facilities (which may be in your own offices), data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, internal executive and administrative services, and stationery and office supplies; prepare reports to the Fund's stockholders, tax returns, reports to and filings with the Securities and Exchange Commission and, if necessary, state Blue Sky authorities; and generally assist in all aspects of the Fund's operations.

You will exercise your best judgment in rendering the services to be provided to the Fund hereunder and the Fund agrees as an inducement to your undertaking the same that you will not be liable hereunder for any error of judgment or mistake of law or for any loss suffered by the Fund, provided that nothing herein will be deemed to protect or purport to protect you against any liability to the Fund or to its security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.

In consideration of services rendered pursuant to this Agreement, the Fund will pay you on the first business day of each month a fee at the annual rate of .75 of 1% of the value of the Fund's average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets").  Managed Assets will be computed on such days and at such time or times as described in the Fund's then-current prospectus.  The fee for the period from the date of the closing of the initial public offering of the Fund's shares to the end of the month during which such sale will have closed will be pro-rated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, the fee for such part of a month will be pro-rated according to the proportion which such period bears to the full monthly period and will be payable upon the date of termination of this Agreement.

For the purpose of determining fees payable to you, the value of the Fund's Managed Assets will be computed in the manner specified in the Fund's then-current Prospectus.

You will bear all expenses in connection with the performance of your services under this Agreement.  All other expenses to be incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by you.  The expenses to be borne by the Fund include, without limitation, the following: organizational costs, taxes, interest, brokerage fees and commissions, if any, and other expenses in any way related to the execution, recording and settlement of portfolio security transactions, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of you or any affiliate of you, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, shareholder servicing fees, charges of custodians, transfer and dividend paying agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining corporate existence, expenses of reacquiring shares, expenses in connection with the Fund's Automatic Dividend Reinvestment Plan, costs of maintaining the required books and accountings (including the costs of calculating the net asset value of the Fund's shares), costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing, printing and mailing share certificates, proxy statements and prospectuses, and any extraordinary expenses.

If in any fiscal year the aggregate expenses of the Fund (including fees pursuant to this Agreement, but excluding interest on borrowings, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to you under this Agreement, or you will bear, such excess expense to the extent required by state law.  Your obligation pursuant hereto will be limited to the amount of your fees hereunder.  Such deduction or payment, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis.

The Fund understands that you now act, and that from time to time hereafter you may act, as investment adviser to one or more other investment companies and fiduciary or other managed accounts, and the Fund has no objection to your so acting, provided that when purchase or sale of securities of the same issuer is suitable for the investment objectives of two or more companies or accounts managed by you which have available funds for investment, the available securities will be allocated in a manner believed by you to be equitable to each company or account.  It is recognized that in some cases this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for or disposed of by the Fund.

In addition, it is understood that the persons employed by you to assist in the performance of your duties hereunder will not devote their full time to such service and nothing contained herein will be deemed to limit or restrict your right or the right of any of your affiliates to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

You will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on your part in the performance of your duties, or from reckless disregard by you of your obligations and duties, under this Agreement.  Any person, even though also your officer, director, partner, employee or agent, who may be or become an officer, Trustee, employee or agent of the Fund, will be deemed, when rendering services to the Fund or acting on any business of the Fund, to be rendering such services to or acting solely for the Fund and not as your officer, director, partner, employee, or agent or one under your control or direction even though paid by you.

This Agreement will continue automatically for successive annual periods ending on April 4 of each year, provided such continuance is specifically approved at least annually by (i) the Fund's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Fund's Trustees who are not "interested persons" (as defined in said Act) of any party to this purpose of voting on such approval.  This Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Trustees or by vote of holders of a majority of the Fund's outstanding voting securities or, upon not less than 90 days' notice, by you.  This Agreement also will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Fund recognizes that from time to time your directors, officers and employees may serve as directors, trustees, partners, officers and employees of other corporations, business trusts, partnerships or other entities (including other investment companies) and that such other entities may include the name "BNY Mellon" as part of their name, and that your corporation or its affiliates may enter into investment advisory or other agreements with such other entities.  If you cease to act as the Fund's investment adviser, the Fund agrees that, at your request, the Fund will take all necessary action to change the name of the Fund to a name not including "BNY Mellon" in any form or combination of words.

No provision of this Agreement may be changed, waived or discharged unless signed in writing by the parties hereto.  This Agreement shall be governed by the laws of the State of New York, without regard to the conflict of law principles thereof, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, or the Investment Advisers Act of 1940, as amended.  This Agreement may be executed in several counterparts, each of which shall be deemed an original for all purposes, including judicial proof of the terms hereof, and all of which together shall constitute and be deemed one and the same agreement.  Nothing in this Agreement shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.  If any one or more of the provisions of this Agreement shall be held contrary to express law or against public policy, or shall for any reason whatsoever be held invalid, then such provisions shall be deemed severable from the remainder of this Agreement and shall in no way affect the validity or enforceability of the other provisions of this Agreement.

If the foregoing is in accordance with your understanding, will you kindly so indicate by signing and return to us the enclosed copy hereof.

Very truly yours,

BNY MELLON HIGH YIELD STRATEGIES FUND

By:		/s/ Renee LaRoche-Morris
	Name:	Renee LaRoche-Morris
	Title:	President

Accepted:

BNY MELLIN INVESTMENT ADVISER, INC.

By:		/s/ James Bitetto
	Name:	James Bitetto
	Title:	Secretary

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